CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($)	Common Stock A [Member]	Common Stock B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Total
Balance, shares at Jun. 30, 2017	135,274,421				262,080
Balance, amount at Jun. 30, 2017	$ 14,000		$ 68,295,000	$ (69,553,000)	$ (220,000)	$ (1,464,000)
Shares sold to Aspire Capital under 2015 Agreement at $0.74 - $0.94 range, Shares	2,600,000
Net Income (Loss)				$ (16,362,000)		(16,362,000)
Shares sold to Aspire Capital under 2015 Agreement at $0.74 - $0.94 range, Amount			2,089,000			2,089,000
Shares sold to Aspire Capital under 2017 Agreement at $0.25 - $0.76 range,Shares	16,666,666
Shares sold to Aspire Capital under 2017 Agreement at $0.25 - $0.76 range, Amount	$ 2,000		7,746,000			7,748,000
Shares sold to Aspire Capital under 2018 Agreement at a discounted purchase price of $0.29 per share, net, Shares	5,263,158
Shares sold to Aspire Capital under 2018 Agreement at a discounted purchase price of $0.29 per share, net, Amount	$ 1,000		1,999,000			2,000,000
Shares issued as commitment fee, 9/6/2017 at $0.715, Shares	300,000
Shares issued as commitment fee, 9/6/2017 at $0.715, Amount			215,000			215,000
Shares and warrants issued as commitment fee, Shares	2,736,842
Shares and warrants issued as commitment fee, Amount			2,218,000			2,218,000
Offering cost			(283,000)			(283,000)
Shares issued to officer as equity awards at $0.705 - 1.40			1,049,000			1,049,000
Shares issued to employees for services at $0.705 - $1.37			44,000			44,000
Shares issued to consultant for services at $0.43, Shares	12,500
Shares issued to consultant for services at $0.43, Amount			6,000			6,000
Stock options issued to officer as equity awards at $1.39			562,000			562,000
Stock options issued to employees for services at $0.705 - $1.37			111,000			111,000
Stock options issued to consultant for services at $0.15 - $0.73			114,000			114,000
Issuance of vested shares to Officer and employees, Shares	556,132
Cancellation of all treasury shares, Shares					(567,872)
Cancellation of all treasury shares, Amount			$ (418,000)		$ 418,000
Shares issued to officer as equity awards at $0.398 to $0.705
Shares issued to consultant for services at $0.84 - $1.38
Stock options issued to employee for services at $0.398 - $1.37
Stock options issued to consultant for services at $0.43 - $0.73
Issuance of vested shares to Officer, and Consultant, Shares
Shares issued to employee for services at $0.398 - $1.37
Stock options issued to officer as equity awards at $0.398 to $0.705
Cancellation of debt for the purchase of 909,090 shares of Common Stock Class B, Shares
Issuance of shares for tax purposes as Treasury Shares, Shares
Conversion of preferred stocks to common stock, Shares
Cancellation of debt for the purchase of 909,090 shares of Common Stock Class B, Amount
Allocating warrants (proportion of value exercised) to Pref Stock Liability
Issuance of shares for tax purposes as Treasury Shares, Amount
To record underlying Series 1, Series 2 and Series 3 Warrants attached to 2,000 shares Series B Preferred Stock
Reversal of the stock based compensation related to unvested options and shares for employee from 7.1.18-12.31.2018
To record beneficial conversion feature of Series B preferred stock & warrants discounts
Conversion of preferred stocks to common stock, Amount
To record issuance of 2,500 warrants Series B Preferred Stock per 5.9.2019 Modification
Dividend paid by issuance of preferred stock for Q2-12/31/18
Withholding and Purchase of 305,792 treasury shares from vested shares issued - at cost, shares	(305,792)				305,792
Withholding and Purchase of 305,792 treasury shares from vested shares issued - at cost, amount					$ (198,000)	$ (198,000)
Balance, shares at Jun. 30, 2018	163,103,927
Balance, amount at Jun. 30, 2018	$ 17,000		$ 83,747,000	$ (85,915,000)		$ (2,151,000)
Shares sold to Aspire Capital under 2015 Agreement at $0.74 - $0.94 range, Shares
Net Income (Loss)				$ (8,681,000)		(8,681,000)
Shares sold to Aspire Capital under 2015 Agreement at $0.74 - $0.94 range, Amount
Shares sold to Aspire Capital under 2017 Agreement at $0.25 - $0.76 range,Shares
Shares sold to Aspire Capital under 2017 Agreement at $0.25 - $0.76 range, Amount
Shares sold to Aspire Capital under 2018 Agreement at a discounted purchase price of $0.29 per share, net, Shares
Shares sold to Aspire Capital under 2018 Agreement at a discounted purchase price of $0.29 per share, net, Amount
Shares issued as commitment fee, 9/6/2017 at $0.715, Shares
Shares issued as commitment fee, 9/6/2017 at $0.715, Amount
Shares and warrants issued as commitment fee, Shares
Shares and warrants issued as commitment fee, Amount
Offering cost			(159,000)			(159,000)
Shares issued to officer as equity awards at $0.705 - 1.40
Shares issued to employees for services at $0.705 - $1.37
Shares issued to consultant for services at $0.43, Shares
Shares issued to consultant for services at $0.43, Amount
Stock options issued to officer as equity awards at $1.39
Stock options issued to employees for services at $0.705 - $1.37
Stock options issued to consultant for services at $0.15 - $0.73
Issuance of vested shares to Officer and employees, Shares
Cancellation of all treasury shares, Shares
Cancellation of all treasury shares, Amount
Shares issued to officer as equity awards at $0.398 to $0.705			552,000			552,000
Shares issued to consultant for services at $0.84 - $1.38			10,000			10,000
Stock options issued to employee for services at $0.398 - $1.37			132,000			132,000
Stock options issued to consultant for services at $0.43 - $0.73			42,000			42,000
Issuance of vested shares to Officer, and Consultant, Shares	584,764
Shares issued to employee for services at $0.398 - $1.37			51,000			51,000
Stock options issued to officer as equity awards at $0.398 to $0.705			293,000			293,000
Cancellation of debt for the purchase of 909,090 shares of Common Stock Class B, Shares		909,090
Issuance of shares for tax purposes as Treasury Shares, Shares	(228,218)				228,218
Conversion of preferred stocks to common stock, Shares	391,714,501
Cancellation of debt for the purchase of 909,090 shares of Common Stock Class B, Amount		$ 91	100,000			100,000
Allocating warrants (proportion of value exercised) to Pref Stock Liability			(164,000)			(164,000)
Issuance of shares for tax purposes as Treasury Shares, Amount					$ (91,000)	(91,000)
To record underlying Series 1, Series 2 and Series 3 Warrants attached to 2,000 shares Series B Preferred Stock			817,000			817,000
Reversal of the stock based compensation related to unvested options and shares for employee from 7.1.18-12.31.2018			(4,000)			(4,000)
To record beneficial conversion feature of Series B preferred stock & warrants discounts			1,917,000			1,917,000
Conversion of preferred stocks to common stock, Amount	4,000		3,064,000			3,068,000
To record issuance of 2,500 warrants Series B Preferred Stock per 5.9.2019 Modification			122,000			122,000
Dividend paid by issuance of preferred stock for Q2-12/31/18			$ 17,000			$ 17,000
Balance, shares at Jun. 30, 2019	202,631,923	909,090			228,218
Balance, amount at Jun. 30, 2019	$ 21,000	$ 91	$ 90,537,000	$ (94,596,000)	$ (91,000)	$ (4,129,000)